S000030192 [Member] Expense Example - AMG GW&K Small/Mid Cap Growth Fund	Oct. 31, 2025 USD ($)
CLASS N SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,522
CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,351
CLASS Z SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,294